Summary of Principal Accounting Policies - Concentration and Risks (Details)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Concentration and Risks
Accounts receivable, net	$ 4,376,559	¥ 29,371,964	¥ 6,239,617
Accounts receivable | Customer concentration | A
Concentration and Risks
Accounts receivable, net			1,623,343
Accounts receivable | Customer concentration | B
Concentration and Risks
Accounts receivable, net			800,000
Accounts receivable | Customer concentration | C
Concentration and Risks
Accounts receivable, net			¥ 728,778
Accounts receivable | Customer concentration | D
Concentration and Risks
Accounts receivable, net		¥ 8,500,000